Loans Receivable, Net - Schedule of Results of Operations and Cash Flows of Trusts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Loans And Leases Receivable Disclosure [Line Items]
Net profit attributable to PPDai Group Inc.	¥ 2,372,850	$ 340,838	¥ 2,469,074	¥ 1,082,983
Net increase in cash, cash equivalents and restricted cash	717,024	102,995	1,010,017	3,076,139
Cash, cash equivalents and restricted cash at beginning of year	5,293,721	760,395	4,283,704	1,207,565
Cash, cash equivalents and restricted cash at end of year	6,010,745	$ 863,390	5,293,721	4,283,704
YN Trust I, YN Trust II, Fotic Trust I, Fotic Trust II and Fotic Trust III [Member]
Loans And Leases Receivable Disclosure [Line Items]
Net revenue	(243,795)		(164,082)	(28,372)
Net profit attributable to PPDai Group Inc.				(44,396)
Net cash used in operating activities	(78,339)		(18,008)	(16,024)
Net cash used in investing activities	(1,290,842)		(1,624,784)	(615,971)
Net cash provided by financing activities	1,865,160		1,901,684	675,654
Net increase in cash, cash equivalents and restricted cash	495,979		258,892	43,659
Cash, cash equivalents and restricted cash at beginning of year	303,667		44,775	1,116
Cash, cash equivalents and restricted cash at end of year	¥ 799,646		¥ 303,667	¥ 44,775